LONG-TERM INCENTIVE COMPENSATION (Details 2) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Jan. 03, 2015	Dec. 28, 2013
Number of options
Outstanding beginning balance, options	7,891,200
Exercised, options	(1,009,200)
Forfeited or expired, options	(1,703,400)
Outstanding ending balance, options	5,178,600	7,891,200
Options vested and expected to vest, options	5,134,500
Options exercisable	4,444,200
Weighted-average exercise price
Outstanding, Weighted-average exercise price, beginning balance	$ 45.85
Exercised, weighted-average exercise price	$ 34.14
Forfeited or expired, Weighted-average exercise price	$ 58.17
Outstanding, Weighted-average exercise price, ending balance	$ 44.08	$ 45.85
Options vested and expected to vest, Weighted-average exercise price	$ 44.19
Options exercisable ,Weighted-average exercise price	$ 45.89
Weighted-average remaining contractual life
Outstanding ,Weighted-average remaining contractual life beginning balance	3 years 11 months 12 days	4 years 3 months 7 days
Outstanding ,Weighted-average remaining contractual life ending balance	3 years 11 months 12 days	4 years 3 months 7 days
Options vested or expected to vest, Weighted-average remaining contractual life	3 years 11 months 12 days
Options exercisable, Weighted-average remaining contractual life	3 years 6 months 4 days
Aggregate intrinsic value
Outstanding, Aggregate intrinsic value beginning balance	$ 69.0
Outstanding, Aggregate intrinsic value ending balance	54.6	69.0
Options vested and expected to vest, Aggregate Intrinsic Value	53.7
Options exercisable, Aggregate Intrinsic Value	$ 40.9